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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jeffrey L. Gates            New York, New York   August 13, 2010
   -------------------------------    ------------------   ---------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 29
                                        ----------------------

Form 13F Information Table Value Total: $471,835(in thousands)
                                        ----------------------

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/   SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
ADVANCED AUTO PARTS INC            COM       00751Y106    17992    358555  SH       SOLE                358555
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW 019645506      876    425274  SH       SOLE                425274
ARMSTRONG WORLD INDS INC NEW       COM       04247X102    39823   1319512  SH       SOLE               1319512
BLOUNT INTL INC NEW                COM       095180105    44634   4346073  SH       SOLE               4346073
COCA COLA ENTERPRISES INC          COM       191219104    36529   1412550  SH       SOLE               1412550
COPART INC                         COM       217204106    30750    858685  SH       SOLE                858685
DARLING INTL INC                   COM       237266101    15443   2056301  SH       SOLE               2056301
DAVITA INC                         COM       23918K108    19645    314623  SH       SOLE                314623
DOMTAR CORP                        COM       257559203    34100    693801  SH       SOLE                693801
DOVER DOWNS GAMING & ENTMT         COM       260095104     6998   2421437  SH       SOLE               2421437
DR PEPPER SNAPPLE GROUP INC        COM       26138E109    14163    378799  SH       SOLE                378799
EAGLE MATERIALS INC                COM       26969P108    15094    582119  SH       SOLE                582119
FINISH LINE INC                    CL A      317923100    12661    908909  SH       SOLE                908909
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0     7585  12040000  PRN      SOLE              12040000
FLOTEK INDS INC DEL                COM       343389102     2647   2187501  SH       SOLE               2187501
GAP INC DEL                        COM       364760108    14167    728000  SH       SOLE                728000
GEOMET INC DEL                     COM       37250U201     1451   1272624  SH       SOLE               1272624
GRACE W R & CO DEL NEW             COM       38388F108    10594    503509  SH       SOLE                503509
INTERVAL LEISURE GROUP INC         COM       46113M108    19128   1536380  SH       SOLE               1536380
KAR AUCTION SVCS INC               COM       48238T109    12003    970355  SH       SOLE                970355
MCGRAW HILL COS INC                COM       580645109    22092    785082  SH       SOLE                785082
METHANEX CORP                      COM       59151K108     9750    495175  SH       SOLE                495175
PAPA JOHNS INTL INC                COM       698813102     4372    189089  SH       SOLE                189089
PROSPECT MEDICAL HOLDINGS INC      COM       743494106     4783    790513  SH       SOLE                790513
SCRIPPS NETWORKS INTERACT INC      CL A NEW  811065101     4295    106460  SH       SOLE                106460
SHUFFLE MASTER INC                 COM       825549108     7759    968709  SH       SOLE                968709
SOLUTIA INC                        COM       834376501    42905   3275192  SH       SOLE               3275192
USG CORP                           COM NEW   903293405     5110    423011  SH       SOLE                423011
ZIMMER HLDGS INC                   COM       98956P102    14486    268014  SH       SOLE                268014